Jan. 30, 2024
Grandeur Peak Global Stalwarts Fund
Best Quarter- June 30, 2020 Worst Quarter- June 30, 2022	37.80% -23.35%

The performance information for the Grandeur Peak Global Stalwarts Fund below replaces the information following the bar chart in the “Performance Information” section on page 48 of the Prospectus and page 4 of the Summary Prospectus:

PERFORMANCE INFORMATION

Best Quarter- June 30, 2020 Worst Quarter- June 30, 2022	37.80% -23.35%

Grandeur Peak US Stalwarts Fund
Best Quarter- June 30, 2021 Worst Quarter- June 30, 2022	12.21% -20.83%

The performance information for the Grandeur Peak US Stalwarts Fund below replaces the information following the bar chart in the “Performance Information” section on page 67 of the Prospectus and page 3 of the Summary Prospectus:

PERFORMANCE INFORMATION

Best Quarter- June 30, 2021 Worst Quarter- June 30, 2022	12.21% -20.83%